PREPAIDS AND ADVANCES	12 Months Ended
Dec. 31, 2016
PREPAIDS AND ADVANCES [Text Block]
3.	PREPAIDS AND ADVANCES

The prepaids and advances consist of $11,271 for advances as at December 31, 2016 (December 31, 2015 - $13,604 advances and $216 for prepaid insurance).